HEDGE ACCOUNTING	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about hedges [abstract]
HEDGE ACCOUNTING

NOTE 10 – HEDGE ACCOUNTING

In accordance with its risk management policies, Grupo Aval uses hedge accounting to manage foreign exchange risk relating to investments in foreign operations and in forecasted transactions; and manage interest risk relating to time deposits issued, as follows:

10.1 Hedges of net investment in foreign operations

Banco de Bogotá, Banco de Occidente and Promigas are exposed to foreign exchange risk related to their investments in foreign subsidiaries, that have the US Dollar as functional currency.

The purpose of hedge accounting is to mitigate and offset any adverse changes resulting from the fluctuation in exchange rate of the Colombian Peso and the functional currency of such investments. The impacts of those movements are reflected in the cumulative translation adjustment in other comprehensive income of the consolidated financial statements.

To cover this risk, Grupo Aval hedges its exposure through foreign currency financial liabilities expressed in U.S. dollars and forward contracts for the sale of U.S. dollars.

Changes in the Colombian peso against the U.S. dollar have been as follows:

Date	Value of US$ 1	Variation in pesos
December 31, 2023	3,822.05	(988.15)
December 31, 2024	4,409.15	587.10
December 31, 2025	3,757.08	(652.07)

According to the information described above, the following table shows movements of OCI gross of taxes, related to hedges of net investment in foreign operations:

Total OCI Movements Related to Hedges of Net Investment in Foreign Operations from January 1 to December 31, 2025

			Hedging		Hedging
	Hedged		non-derivative		derivative		Net OCI
Investment	Item		instrument		instrument		account
Multi Financial Holding	Ps.	(306,047)	Ps.	299,545	Ps.	—	Ps.	(6,502)
Other subsidiaries and branches Banco de Bogotá (1)		(111,614)		107,115		—		(4,499)
Occidental Bank Barbados Ltd.		(29,882)		29,882		—		—
Banco de Occidente (Panamá) S.A.		(54,605)		54,605		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.		(16,652)		16,652		—		—
Gases del Pacífico S.A.C.		(21,212)		15,335		—		(5,877)
Gas Natural de Lima y Callao S.A.C. – Calidda		(71,648)		71,648		—		—
Promigas Perú S.A.C.		(3,143)		3,143		—		—
Gases del Norte del Perú S.A.C.		(15,654)		15,654		—		—
Promigas Panamá Corporation		(2)		2		—		—
Promigas USA INC		(6)		6		—		—
Total	Ps.	(630,465)	Ps.	613,587	Ps.	—	Ps.	(16,878)

(1)  Includes Banco de Bogotá Panamá, Ficentro, and contributions of foreign branches in Miami and New York.

Total OCI Movements Related to Hedges of Net Investment in Foreign Operations from January 1 to December 31, 2024

			Hedging		Hedging
	Hedged		non-derivative		derivative		Net OCI
Investment	Item		instrument		instrument		account
Multi Financial Holding	Ps.	248,173	Ps.	(244,040)	Ps.	—	Ps.	4,133
Other subsidiaries and branches Banco de Bogotá (1)		93,700		(88,419)		—		5,281
Occidental Bank Barbados Ltd.		23,613		(23,613)		—		—
Banco de Occidente (Panamá) S.A.		39,893		(39,893)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.		15,975		(15,974)		—		1
Gases del Pacífico S.A.C.		18,181		(12,890)		—		5,291
Gas Natural de Lima y Callao S.A.C. – Calidda		58,205		(58,205)		—		—
Promigas Perú S.A.C.		2,830		(2,830)		—		—
Gases del Norte del Perú S.A.C.		14,139		(14,139)		—		—
Promigas Panamá Corporation		—		—		—		—
Promigas USA INC		4		(4)		—		—
Total	Ps.	514,713	Ps.	(500,007)	Ps.	—	Ps.	14,706

(1)  Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro, and contributions of foreign branches in Miami and New York.

According to the information described above, the following table contains details of hedging operations carried out to cover foreign denominated equity investments. The analysis shows current amount of OCI gross of taxes:

December 31, 2025

	Thousands of US$				Ps. millions
		Hedge
		amount in				Current		Current
		foreign	Hedge	Current		amount		amount		Current
	Hedged	currency in	amount in	amount		Hedging		Hedging		amount
	investment	financial	forward	Hedged		non-derivative		derivative		Net OCI
Investment	amount	liabilities	contracts	Item		instrument		instrument		account
Multi Financial Holding	459,514	(450,000)	—	Ps.	(50,900)	Ps.	101,526	Ps.	(435)	Ps.	50,191
Other subsidiaries and branches Banco de Bogotá (1)	181,057	(170,000)	—		184,605		133,803		(230,412)		87,996
Occidental Bank Barbados Ltd.	49,966	(49,966)	—		37,357		(37,357)		—		—
Banco de Occidente (Panamá) S.A.	96,872	(96,872)	—		42,625		(42,625)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.	26,365	(26,365)	—		25,733		(25,732)		—		1
Gases del Pacífico S.A.C.	31,888	(31,888)	—		3,037		(18,886)		—		(15,849)
Gas Natural de Lima y Callao S.A.C. – Calidda	115,385	(115,385)	—		53,607		(53,607)		—		—
Promigas Perú S.A.C.	4,820	(4,820)	—		428		(428)		—		—
Gases del Norte del Perú S.A.C.	24,007	(24,007)	—		(5,093)		5,093		—		—
Promigas Panamá Corporation	—	—	—		—		—		—		—
Promigas USA INC	8	(8)	—		(2)		2		—		—
Total	989,882	(969,311)	—	Ps.	291,397	Ps.	61,789	Ps.	(230,847)	Ps.	122,339

(1)  Includes Banco de Bogotá Panamá, Ficentro and contributions of foreign branches in Miami and New York.

December 31, 2024

	Thousands of US$				Ps. millions
		Hedge
		amount in				Current		Current
		foreign	Hedge	Current		amount		amount		Current
	Hedged	currency in	amount in	amount		Hedging		Hedging		amount
	investment	financial	forward	Hedged		non-derivative		derivative		Net OCI
Investment	amount	liabilities	contracts	Item		instrument		instrument		account
Multi Financial Holding	425,506	(425,000)	—	Ps.	255,147	Ps.	(198,019)	Ps.	(435)	Ps.	56,693
Other subsidiaries and branches Banco de Bogotá (1)	164,562	(160,000)	—		296,219		26,688		(230,412)		92,495
Occidental Bank Barbados Ltd.	41,635	(41,635)	—		67,239		(67,239)		—		—
Banco de Occidente (Panamá) S.A.	72,835	(72,835)	—		97,230		(97,230)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.	26,365	(26,365)	—		42,385		(42,384)		—		1
Gases del Pacífico S.A.C.	31,888	(31,888)	—		24,249		(34,221)		—		(9,972)
Gas Natural de Lima y Callao S.A.C. – Calidda	108,974	(108,974)	—		125,255		(125,255)		—		—
Promigas Perú S.A.C.	4,820	(4,820)	—		3,571		(3,571)		—		—
Gases del Norte del Perú S.A.C.	24,007	(24,007)	—		10,561		(10,561)		—		—
Promigas Panamá Corporation	0	(0)	—		2		(2)		—		—
Promigas USA INC	8	(8)	—		4		(4)		—		—
Total	900,600	(895,532)	—	Ps.	921,862	Ps.	(551,798)	Ps.	(230,847)	Ps.	139,217

(1)  Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro and contributions of foreign branches in Miami and New York.

Hedging with Debt in Foreign Currency in U.S. dollars

Debt financial instruments that are not derivatives can be designated as hedging instruments for changes in foreign currency exchange rates. According to this rule, Banco de Bogotá, Banco de Occidente and Promigas designed debt denominated in U.S. dollar as hedging instruments of their foreign subsidiaries as follows:

(1)	Bonds issued by Banco de Bogotá in the international market that were designated as hedging instruments of its investment in MFH and other subsidiaries and branches amounting U.S 620 million in 2025 and U.S. 585 million in 2024.

(2)	Other financial liabilities in the amount of U.S. 349 million as of December 31, 2025 and U.S. 311 million as of December 31, 2024 were used to hedge part of the net foreign investment that Banco de Occidente and Promigas have in foreign subsidiaries as part of a hedging strategy, by which new obligations are continuously designated as hedging instruments to replace the previous ones as they expire over time.

10.2 Hedging Cash Flow

The movement of the accumulated OCI account related to cash flow hedges in Colombian pesos during the years ended on December 31, 2025, 2024 and 2023 is as follows:

	December 31, 2025		December 31, 2024		December 31, 2023
Balance at the beginning of the year	Ps.	24,700	Ps.	(30,381)	Ps.	5,542
Changes in the fair value FwD - Future transactions		6,635		6,365		(26,203)
Changes in the fair value FwD - financial obligations		74,420		43,724		(32,672)
Changes in the fair value Swaps - CDTs		104,220		7,752		—
Changes in the fair value bonds		211,534		(184,902)		270,064
Changes in the fair value other accounts receivable		(211,534)		184,902		(258,982)
Reclassified to profit or loss		(8,273)		(2,760)		11,870
Balance at the end of the year	Ps.	201,702	Ps.	24,700	Ps.	(30,381)

During the years ended December 31, 2025, 2024 and 2023, an exchange difference recognized under “Other Comprehensive Income” as a result of cash flow hedge accounting of income (loss) from these highly probable transactions, was reclassified to profit or loss in the amounts of Ps. (8,273), Ps. (2,760), and Ps. 11,870 respectively.

i.	Hedging of Future Transactions

In the ordinary course of its operations Promigas S.A. and its subsidiaries receive income in U.S. Dollars derived from the transportation of gas. Promigas and its subsidiaries hedge the exchange risk arising in future transactions of highly probable gas transportation income, entering into forward contracts for the sale of U.S. dollars with financial entities different from the ones consolidated into Grupo Aval.

The following is the summary of Promigas and its subsidiaries open cash flow hedges:

	December 31, 2025	December 31, 2024
Income in Thousands of U.S. dollar forecasted	68,086	49,131
Notional amount contracts FWD Thousands of U.S. dollar	68,086	49,131
% hedged	100%	100%
Fair value in Colombian pesos	(178)	(1,140)
# of contracts	20	22

ii.	Hedging of exchange rate risk

Banco de Bogotá during the year ended December 31, 2025 and 2024 hedged of the foreign currency risk of the account receivable in dollars accounted for as a cash flow hedge.

	December 31, 2025	December 31, 2024
Nominal amount Hedged Item Thousands of U.S. dollar	330,921	320,195
Notional amount bond Thousands of U.S. dollar	330,921	320,195
% hedged	100%	100%
Fair value in Colombian pesos	1,243,297	1,411,786
# of contracts	1	1

During the year ended December 31, 2025 and 2024, Corficolombiana hedged the exchange risk arising in other accounts receivable:

	December 31, 2025	December 31, 2024
Nominal amount Hedged Item Thousands of U.S. dollar	4,416	5,373
Notional amount contracts FWD Thousands of U.S. dollar	4,416	5,373
% hedged	100%	100%
# of contracts FWD	9	11

During the year ended December 31, 2025 and 2024, Banco de Bogotá hedged the exchange risk arising in financial obligations:

	December 31, 2025	December 31, 2024
Nominal amount Hedged Item Thousands of U.S. dollar	1,320,970	896,761
Notional amount contracts FWD Thousands of U.S. dollar	1,323,000	897,700
% hedged	100%	100%
Fair value in Colombian pesos	4,872,318	3,884,510
# of contracts FWD	70	49

iii.	Hedging of interest rate risk

During 2024, Banco Popular established an interest rate risk management strategy to hedge the variability in expected cash flows arising from the Time Deposit portfolio, whose repricing characteristics are economically aligned with movements in the quarterly IBR rate.

	December 31, 2025	December 31, 2024
Nominal amount Hedged Item Colombian pesos	769,732	788,614
Notional amount contracts interest rate Swaps (IRS) Colombian pesos	328,250	298,250
% hedged	42.6%	37.8%
Fair value in Colombian pesos	13,838	7,752
# of contracts IRS	10	9

During 2025, Banco Popular established an interest rate risk management strategy to hedge the variability in expected cash flows arising from the Saving Accounts portfolio, whose repricing characteristics are economically aligned with movements to the overnight IBR rate.

December 31, 2025
Nominal amount Hedged Item Colombian pesos	5,600,394
Notional amount contracts interest rate Swaps (IRS) Colombian pesos	1,547,000
% hedged	27.6%
Fair value in Colombian pesos	74,663
# of contracts IRS	37

During 2025, Corficolombiana established an interest rate risk management strategy to hedge the variability in expected cash flows arising from the money market transactions, whose repricing characteristics are economically aligned with movements to the overnight IBR rate.

December 31, 2025
Nominal amount Hedged Item Colombian pesos	809,000
Notional amount contracts interest rate Swaps (IRS) Colombian pesos	809,000
% hedged	100%
# of contracts IRS	3

10.3 Fair value hedges

As of December 31, 2025 and 2024, Banco de Bogotá uses interest rate swaps to reduce the risk of interest rates on financial liabilities.

December 31, 2025

Fair value hedges		Notional amount		Changes in fair value
Hedging instruments
Interest rate Swap	Ps.	2,813,929	Ps.	(34,899)
Items designated hedged
Time Deposits issued		2,813,929		31,309

December 31, 2024

December 31, 2024
Fair value hedges		Notional amount		Changes in fair value
Hedging instruments
Interest rate Swap	Ps.	4,644,189	Ps.	68,840
Items designated hedged
Time Deposits issued		4,644,189		(66,064)

As of December 31, 2025 and 2024 Banco de Occidente uses interest rate swaps to reduce the risk of interest rates on loan portfolio.

December 31, 2025

Fair value hedges		Notional amount		Changes in fair value
Hedging instruments
Interest rate Swap	Ps.	1,048,000	Ps.	18,209
Items designated hedged
Loan Portfolio		1,048,000		(18,076)

December 31, 2024

Fair value hedges		Notional amount		Changes in fair value
Hedging instruments
Interest rate Swap	Ps.	411,000	Ps.	7,333
Items designated hedged
Loan Portfolio		411,000		(7,250)

As of December 31, 2025 Corficolombiana uses interest rate swaps to reduce the risk of interest rates on debt security OCI portfolio.

December 31, 2025

Fair value hedges		Notional amount		Changes in fair value
Hedging instruments
Interest rate Swap	Ps.	1,075,000	Ps.	72,494
Items designated hedged
Debt securities		1,075,000		(71,734)

10.4 Impact on Interest Income and Expense Line Item from interest rate hedging

Below, the total changes in fair value and the impact on interest expense are detailed by Subsidiary for the fair value and cash flow hedges of interest rate risk:

December 31, 2025

	Change
	in fair		Interest
	value		expense (1)
Banco de Bogotá	Ps.	(3,590)	Ps.	(810)
Banco de Occidente		—		—
Banco Popular		83,820		(10,736)
Corficolombiana		72,494		805
Total impact from hedging	Ps.	152,724	Ps.	(10,741)

(1)  See note 6.3 “Interest expense”.

December 31, 2024

	Change
	in fair		Interest
	value		expense (1)
Banco de Bogotá	Ps.	5,960	Ps.	(46,406)
Banco de Occidente		—		(1,183)
Banco Popular		(7,332)		(2,205)
Total impact from hedging	Ps.	(1,372)	Ps.	(49,794)

(1)  See note 6.3 “Interest expense”.

The table below shows the changes in fair value and the impact on interest income for the loan portfolio’s fair value hedge of interest rate risk.

December 31, 2025

	Change
	in fair		Interest
	value		income
Banco de Occidente	Ps.	146	Ps.	784

December 31, 2025

	Change
	in fair		Interest
	value		income
Banco de Occidente	Ps.	(83)	Ps.	595

10.5 Testing of Hedge Effectiveness

Grupo Aval’s subsidiaries consider hedging as highly effective if at the beginning and in subsequent periods, the hedging instrument highly offsets changes in fair value or in cash flows attributable to the risk hedged during the period for which the hedging has been designated. The hedging is considered as such if the effectiveness of the hedging is in a range between 80% and 125%. Such effectiveness is assessed by Grupo Aval’s entities at least quarterly and at the end of each accounting period. During the year 2025, 2024 and 2023 each hedging relationship has been effective.

Grupo Aval’s subsidiaries have documented the hedging effectiveness at the beginning of the hedging relationship. Grupo Aval’s subsidiaries evaluate the hedging relationship on a periodic basis as well as the result of the testing of hedge effectiveness.

10.6 Derivative Financial Instruments for hedging purposes comprise the following:

According to the information described above, the following table contains the fair value of derivative financial instruments used for hedging:

	December 31, 2025				December 31, 2024
Item	Assets		Liabilities		Assets		Liabilities
Forward contracts
Foreign currency to buy	Ps.	78	Ps.	9,741	Ps.	10,623	Ps.	5,185
Foreign currency to sale		559		—		19		65
Subtotal	Ps.	637	Ps.	9,741	Ps.	10,642	Ps.	5,250
Swap
Interest rate		235,921		25,101		43,377		16,408
Subtotal	Ps.	235,921	Ps.	25,101	Ps.	43,377	Ps.	16,408
Total hedge derivatives	Ps.	236,558	Ps.	34,842	Ps.	54,019	Ps.	21,658